OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Oct. 30, 2020	Sep. 16, 2020	Jul. 02, 2020	Jan. 13, 2020
Exercisable price			$ 0.20	$ 0.34	$ 0.34	$ 0.60
Medmen Enterprises Inc. [Member]
Impairement of right-of-use assets		$ 19,785,621
Accrued interest					8.60%
Warrants issued			$ 77,052,790	$ 30,000,000
Medmen Enterprises Inc. [Member] | Reit [Member]
Proceeds from related party		$ 20,400,000
Warrants issued					$ 3,500,000
Exercisable price					$ 0.34
Gain on lease modification	$ 17,748,458
Modification of leases	16,274,615
Other Current Liabilitiesand Other Non Current Liabilities [Member] | Medmen Enterprises Inc. [Member]
Contingent Consideration for other liabilities	$ 9,254,635